Share based Compensation - HCML Options Expense (Details) - HCML Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share based Compensation
Compensation expense	$ 1,278,000	$ 88,000	$ 772,000
Unrecognized compensation cost	$ 457,000
Unrecognized compensation cost recognition period	1 year 7 days
Cash received from option exercises	$ 426,000	1,374,000	2,680,000
Research and development expenses
Share based Compensation
Compensation expense	$ 1,278,000	74,000	539,000
Administrative expenses
Share based Compensation
Compensation expense		$ 14,000	$ 233,000